Leases (Details) - USD ($)		3 Months Ended		6 Months Ended
	Jul. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Right of use asset		$ 656,000		$ 656,000
Operating lease liability	$ 516,000	665,000		665,000
Accrued liabilities		345,000		345,000
Other long-term liabilities		320		320
Operating lease costs		119,000		215,000
Variable operating lease costs		$ 35,000		50,000
Operating leases	$ 516,000
Non-cancelable operating lease				$ 308,000
Rent expense			$ 92,000		$ 200,000